	Clifford Capital International Value Fund
Schedule of Investments		June 30, 2023 (unaudited)
102.25%	COMMON STOCKS	Shares	Fair Value

2.09%	CANADA
	Enbridge Inc. . . . . . . . . . . . . .	367	$13,634
4.40%	CHINA
	CITIC Ltd. . . . . . . . . . . . . . . .	16,000	19,091
	Ping An Insurance Group Company of
	China Ltd. . . . . . . . . . . . . . .	1,500	9,543
			28,634
2.47%	FINLAND
	Nokia Oyj ADR . . . . . . . . . . . . .	3,860	16,058
19.92%	FRANCE
	Airbus SE . . . . . . . . . . . . . . .	143	20,654
	Capgemini SE . . . . . . . . . . . . .	58	10,984
	Carrefour SA . . . . . . . . . . . . .	1,064	20,150
	Engie SA . . . . . . . . . . . . . . .	1,213	20,156
	Schneider Electric SE . . . . . . . . . .	67	12,170
	Societe Generale SA . . . . . . . . . .	1,037	26,932
	Worldline SA(A) . . . . . . . . . . . . .	510	18,643
			129,689
10.22%	GERMANY
	BASF SE . . . . . . . . . . . . . . .	305	14,800
	Bayer AG . . . . . . . . . . . . . . .	291	16,090
	Continental AG . . . . . . . . . . . .	230	17,343
	Fresenius Medical Care AG & Co.
	KGaA ADR . . . . . . . . . . . . .	767	18,354
			66,587
2.34%	HONG KONG
	CK Hutchison Holdings Ltd. . . . . . . .	2,500	15,266
2.48%	ITALY
	Enel SpA . . . . . . . . . . . . . . .	2,395	16,120
7.74%	JAPAN
	Astellas Pharma Inc. . . . . . . . . . .	1,100	16,382
	Kao Corp. . . . . . . . . . . . . . . .	300	10,840
	Takeda Pharmaceutical Co. Ltd. ADR . . .	1,477	23,204
			50,426
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QUARTERLY REPORT

	Clifford Capital International Value Fund
Schedule of Investments		June 30, 2023 (unaudited)
7.08%	NETHERLANDS	Shares	Fair Value

	Koninklijke Ahold Delhaize N.V. . . . . .	552	$18,829
	Koninklijke Philips N.V. ADR(A) . . . . . .	1,256	27,249
			46,078
7.67%	SPAIN
	Banco Santander SA ADR . . . . . . . .	7,506	27,847
	Telefonica SA ADR . . . . . . . . . . .	5,484	22,101
			49,948
1.96%	SWEDEN
	Telefonaktiebolaget LM Ericsson ADR . .	2340	12,753
3.24%	SWITZERLAND
	Roche Holding AG . . . . . . . . . . .	69	21,084
1.40%	TAIWAN
	Taiwan Semiconductor . . . . . . . . .	90	9,083
26.40%	UNITED KINGDOM
	Aviva plc . . . . . . . . . . . . . . .	2,629	13,197
	BAE Systems plc . . . . . . . . . . . .	802	9,442
	BT Group plc . . . . . . . . . . . . .	10,471	16,270
	HSBC Holdings plc ADR . . . . . . . .	727	28,804
	Liberty Global plc - Class A(A) . . . . . .	1,281	21,598
	Rolls-Royce Holdings plc(A) . . . . . . .	9,137	17,528
	Shell plc ADR . . . . . . . . . . . . .	377	22,763
	Unilever plc ADR . . . . . . . . . . . .	419	21,842
	Vodafone Group plc ADR . . . . . . . .	2,163	20,440
			171,884
2.84%	UNITED STATES
	Schlumberger, Ltd. . . . . . . . . . . .	376	18,469
102.25%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		665,713
102.25%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		665,713
(2.25%)	Liabilities in excess of other assets . . . . . . . . . . .		(14,619)
100.00%	NET ASSETS . . . . . . . . . . . . . .	. . . . . . .	$651,094

(A)Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

2

QUARTERLY REPORT

Clifford Capital International Value Fund

Schedule of Investments	June 30, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023.

	Level 1	Level 2		Level 3
		Other
		Significant		Significant
		Observable	Unobservable
	Quoted Prices	Inputs		Inputs	Total
Common Stocks . . . . . .	665,713	—		—	665,713
Total Investments . . . . . .	$ 665,713	$—	$	— $	665,713

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.

At June 30, 2023, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $648,216 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . .	$62,837
Gross unrealized depreciation . . . .	(45,340)
Net unrealized appreciation . . . . .	$17,497

3

QUARTERLY REPORT